Document and Entity Information	May 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2026
Entity File Number	1-14465
Entity Registrant Name	IDACORP, Inc.
Entity Tax Identification Number	82-0505802
Entity Address Address Line 1	1221 W. Idaho Street
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702-5627
City Area Code	208
Local Phone Number	388-2200
Entity Incorporation State Country Code	ID
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	IDA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001057877
Amendment Flag	false